Form N-1A Cover	Mar. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 21, 2026
Prospectus Date	Mar. 30, 2026